Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Computer equipment	30% declining balance
Production equipment	20% declining balance
Furniture and fixtures	20% declining balance
Facility and related	20 years under straight-line
Land	Not amortized
Intellectual Property	5 - 15 years